   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 20, 1995


                                                       REGISTRATION NOS. 2-82976
                                                                        811-3712
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                         PRE-EFFECTIVE AMENDMENT NO.                         / /


                       POST-EFFECTIVE AMENDMENT NO. 20                       /X/


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/


                               AMENDMENT NO. 23                              /X/

                        (Check appropriate box or boxes)

                            ------------------------

                    PRUDENTIAL GOVERNMENT INCOME FUND, INC.

    (Formerly Prudential-Bache Government Plus Fund, Inc. doing business as
                        Prudential Government Plus Fund)
               (Exact name of registrant as specified in charter)

                               ONE SEAPORT PLAZA,
                            NEW YORK, NEW YORK 10292
              (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 214-1250

                               S. JANE ROSE, ESQ.
                               ONE SEAPORT PLAZA
                            NEW YORK, NEW YORK 10292
               (NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS)

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE AFTER THE EFFECTIVE
                      DATE OF THE REGISTRATION STATEMENT.

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):


             / / immediately upon filing pursuant to paragraph (b)

             / / on (date) pursuant to paragraph (b)

             / / 60 days after filing pursuant to paragraph (a)(1)

             /X/ on March 4, 1996 pursuant to paragraph (a)(1)

             / / 75 days after filing pursuant to paragraph (a)(2)

             / / on (date) pursuant to paragraph (a)(2) of Rule
                 485.
                 If appropriate, check the following box:

             / / This post-effective amendment designates a new
                 effective date for a previously filed
                 post-effective amendment.


    PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, REGISTRANT HAS PREVIOUSLY REGISTERED AN INDEFINITE NUMBER OF SHARES OF COMMON STOCK, PAR VALUE $.01 PER SHARE. THE REGISTRANT FILED A NOTICE UNDER SUCH RULE FOR ITS FISCAL YEAR ENDED FEBRUARY 28, 1995 ON OR ABOUT APRIL 28, 1995.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                           (AS REQUIRED BY RULE 495)

N-1A ITEM NO.                                                                 LOCATION
----------------------------------------------------------------------------  ------------------------------------
PART A
Item  1.   Cover Page.......................................................  Cover Page
Item  2.   Synopsis.........................................................  Fund Expenses; Fund Highlights
Item  3.   Condensed Financial Information..................................  Fund Expenses; Financial Highlights
Item  4.   General Description of Registrant................................  Cover Page; Fund Highlights; How the
                                                                              Fund Invests; How the Fund is
                                                                              Managed; General Information
Item  5.   Management of the Fund...........................................  Financial Highlights; How the Fund
                                                                              is Managed; General Information
Item  6.   Capital Stock and Other Securities...............................  Taxes, Dividends and Distributions;
                                                                              General Information
Item  7.   Purchase of Securities Being Offered.............................  Shareholder Guide; How the Fund
                                                                              Values its Shares
Item  8.   Redemption or Repurchase.........................................  Shareholder Guide; How the Fund
                                                                              Values its Shares; General
                                                                              Information
Item  9.   Pending Legal Proceedings........................................  Not Applicable
PART B
Item 10.   Cover Page.......................................................  Cover Page
Item 11.   Table of Contents................................................  Table of Contents
Item 12.   General Information and History..................................  General Information
Item 13.   Investment Objectives and Policies...............................  Investment Objective and Policies;
                                                                              Investment Restrictions
Item 14.   Management of the Fund...........................................  Directors and Officers; Manager;
                                                                              Distributor
Item 15.   Control Persons and Principal Holders of Securities..............  Not Applicable
Item 16.   Investment Advisory and Other Services...........................  Manager; Distributor; Custodian,
                                                                              Transfer and Dividend Disbursing
                                                                              Agent and Independent Accountants
Item 17.   Brokerage Allocation and Other Practices.........................  Portfolio Transactions and Brokerage
Item 18.   Capital Stock and Other Securities...............................  Not Applicable
Item 19.   Purchase, Redemption and Pricing of Securities Being Offered.....  Purchase and Redemption of Fund
                                                                              Shares; Shareholder Investment
                                                                              Account
Item 20.   Tax Status.......................................................  Taxes, Dividends and Distributions
Item 21.   Underwriters.....................................................  Distributor
Item 22.   Calculation of Performance Data..................................  Performance Information
Item 23.   Financial Statements.............................................  Financial Statements

PART C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Post-Effective Amendment to the Registration Statement.

    The Prospectuses, as supplemented, are incorporated herein by reference in their entirety from Post-Effective Amendment No. 19 to Registrant's Registration Statement (File No. 2-82976) filed on November 3, 1995.



    The Statement of Additional Information, as supplemented, is incorporated herein by reference in its entirety from Post-Effective Amendment No. 19 to Registrant's Registration Statement (File No. 2-82976) filed on November 3, 1995.

                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

    (a) FINANCIAL STATEMENTS:

      (1) Financial statements included in the Prospectus constituting Part A of this Registration Statement:

           Financial Highlights for each of the years since inception in the period ended February 28, 1995 (audited) and the six months ended August 31, 1995 (unaudited).

      (2) Financial   statements  included   in  the   Statement  of  Additional
          Information constituting Part B of this Registration Statement:

           Portfolio of Investments at February 28, 1995 (audited) and August 31, 1995 (unaudited).

           Statement of Assets and Liabilities at February 28, 1995 (audited) and August 31, 1995 (unaudited).

           Statement of Operations for the year ended February 28, 1995 (audited) and the six months ended August 31, 1995 (unaudited).

           Statement of Changes in Net Assets for the year ended February 28, 1995 (audited) and the six months ended August 31, 1995 (unaudited).

           Notes to Financial Statements.

           Financial Highlights with respect to the five-year period ended February 28, 1995 (audited) and the six months ended August 31, 1995 (unaudited).

           Independent Auditors' Report.

    (b) EXHIBITS:

      1.   (a)  Articles  of  Incorporation   of  Registrant,  incorporated   by
           reference  to Exhibit No. 1(a) to  Registration Statement on Form N-1
           (File No. 2-82976).
           (b) Articles  of  Amendment filed  January  3, 1985  with  the  State
           Department  of Assessments and Taxation  of Maryland, incorporated by reference to Exhibit No.  1(b) to Post-Effective  Amendment No. 2  to
           Registration Statement on Form N-1A (File No. 2-82976).
           (c)  Amendment to Articles of Incorporation of Registrant filed March
           7, 1986  with the  State Department  of Assessments  and Taxation  of
           Maryland,   incorporated  by   reference  to  Exhibit   No.  1(c)  to
           Post-Effective Amendment No. 4 to Registration Statement on Form N-1A
           (File No. 2-82976).
           (d) Amendments to Articles of  Incorporation of the Registrant  filed on  January 17,  1990, incorporated by  reference to  Exhibit 1(d) to
           Post-Effective Amendment  No. 10  to Registration  Statement on  Form
           N-1A (File No. 2-82976).
           (e)  Amended Articles of Incorporation,  incorporated by reference to
           Exhibit 1(e)  to  Post-Effective  Amendment No.  18  to  Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.
           (f)  Form  of  Restated Articles  of  Incorporation,  incorporated by reference to  Exhibit  1(f) to  Post-Effective  Amendment No.  18  to
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.
      2.   Amended and  Restated  By-laws  of the  Registrant,  incorporated  by reference  to  Exhibit  2  to  Post-Effective  Amendment  No.  15  to
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.
      3.   Not applicable.
      4.   Instruments  defining rights of holders  of securities being offered, incorporated by reference  to Exhibit 4  to Post-Effective  Amendment
           No.  15 to  Registration Statement  on Form  N-1A (File  No. 2-82976)
           filed via EDGAR.
      5.   (a) Management Agreement between the Registrant and Prudential Mutual
           Fund Management, Inc, incorporated by  reference to Exhibit No.  5(b)
           to  Post-Effective Amendment No. 6  to Registration Statement on Form
           N-1A (File No. 2-82976).

           (b) Subadvisory Agreement between Prudential Mutual Fund  Management,
           Inc. and The Prudential Investment Corporation, incorporated by reference to Exhibit No. 5(b) to Post-Effective Amendment No. 6 to
           Registration Statement on Form N-1A (File No. 2-82976).

      6.   (a)  Distribution Agreement  with respect  to Class  A shares between
           Registrant   and   Prudential   Mutual   Fund   Distributors,   Inc.,
           incorporated by reference to Exhibit 6(a) to Post-Effective Amendment
           No.  18 to the Registration Statement on Form N-1A (File No. 2-82976)
           filed via EDGAR.

           (b) Distribution Agreement with respect to Class B shares between Registrant and Prudential Securities Incorporated, incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 18 to the
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.

           (c) Distribution Agreement with respect to Class C shares between Registrant and Prudential Securities Incorporated, incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 18 to the
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.

           (d) Dealer Agreement between Prudential-Bache Securities Inc. and dealer or dealers to be determined, incorporated by reference to Exhibit No. 6(b) to Post-Effective Amendment No. 2 to Registration
           Statement on Form N-1A (File No. 2-82976).

           (e) Form of Distribution Agreement for Class Z shares incorporated by reference to Exhibit 6(e) to Post-Effective Amendment No. 19 to the
           Registration Statement  on  Form N-1A  (File  No. 2-82976  filed  via
           EDGAR.

      7.   Not Applicable.

      8.   (a)  Revised  Custodian Agreement  between  the Registrant  and State
           Street Bank and Trust Company,  incorporated by reference to  Exhibit
           No. 8(d) to Post-Effective Amendment No. 11 to Registration Statement on Form N-1A (File No. 2-82976).

           (b) Special Custody Agreement among the Registrant, State Street Bank and Trust Company, and Goldman, Sachs & Co., incorporated by reference to Exhibit No. 8(b) to Post-Effective Amendment No. 2 to
           Registration Statement on Form N-1A (File No. 2-82976).

           (c)  Customer Agreement between  the Registrant and  Goldman, Sachs &
           Co., incorporated by reference to Exhibit No. 8(c) to  Post-Effective
           Amendment  No. 2 to the Registration Statement on Form N-1A (File No.
           2-82976).

           (d) Form of Amendment to Revised Custodian Agreement incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 19 to the
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.

      9.   Transfer  Agency  Agreement  between  the  Registrant  and Prudential
           Mutual Fund Services, Inc., incorporated by reference to Exhibit  No.
           9 to Post-Effective Amendment No. 6 to Registration Statement on Form
           N-1A (File No. 2-82976).

      10. (a) Opinion and Consent incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
           (File No. 2-82976).

           (b) Opinion  and Consent  of Counsel,  incorporated by  reference  to
           Exhibit  10(b) to Post-Effective Amendment No. 18 to the Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.

      11.  Consent of Independent Accountants.*

      12.  Not Applicable.

      13.  Purchase Agreement, incorporated  by reference to  Exhibit No. 13  to
           Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
           (File No. 2-82976).

      14.  Not Applicable.

      15. (a) Distribution and Service Plan for Class A shares, incorporated by reference to Exhibit 15(a) to Post-Effective Amendment No. 18 to the
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.

           (b) Distribution and Service Plan for Class B shares, incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 18 to the
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.

           (c) Distribution and Service Plan for Class C shares, incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 18 to the
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.

      16. (a) Schedule of computation of performance (Class A), incorporated by reference to Exhibit 16(a) of Post-Effective Amendment No. 14 to the
           Registration Statement on Form N-1A (File No. 2-82976).

           (b) Schedule of computation of performance (Class B), incorporated by reference to Exhibit 16(a) of Post-Effective Amendment No. 14 to the
           Registration Statement on Form N-1A (File No. 2-82976).

           (c) Schedule of computation of performance (Class C), incorporated by reference to Exhibit 16(c) to Post-Effective Amendment No. 18 to the
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.

      17.  (a)  Financial Data  Schedule for  Class A  shares, filed  as Exhibit
           17(a)  to  Post-Effective  Amendment  No.  11  to  the   Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.

           (b)  Financial Data  Schedule for  Class B  shares, filed  as Exhibit
           17(b)  to  Post-Effective  Amendment  No.  11  to  the   Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.

           (c)  Financial Data  Schedule for  Class C  shares, filed  as Exhibit
           17(c)  to  Post-Effective  Amendment  No.  11  to  the   Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.


------------------------
*Filed herewith.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

    As of October 13, 1995 there were 73,805, 53,193 and 76 record holders of Class A, Class B and Class C shares of common stock, respectively, $.01 par value per share, of the Registrant.

ITEM 27. INDEMNIFICATION.

    As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VI of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.
Section 2-418 of Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of each Distribution Agreement (Exhibit 6 to the Registration Statement), each Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

    The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

    Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. (PMF) and The Prudential Investment Corporation (PIC), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

    The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

    (a) Prudential Mutual Fund Management, Inc.

    See "How the Fund is Managed-Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed on March 30, 1995).

    The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is One Seaport Plaza, New York, NY 10292.


NAME AND ADDRESS            POSITION WITH PMF                        PRINCIPAL OCCUPATIONS
-------------------------  --------------------  -------------------------------------------------------------
Brendan D. Boyle           Executive Vice        Executive Vice President Director of Marketing and Director,
                           President, Director     PMF; Senior Vice President, Prudential Securities
                           of Marketing and        Incorporated (Prudential Securities); Chairman and Director
                           Director                of Prudential Mutual Fund Distributors, Inc. (PMFD)
Stephen P. Fisher          Senior Vice           Senior Vice President, PMF; Senior Vice President, Prudential
                           President               Securities; Vice President, PMFD
Frank W. Giordano          Executive Vice        Executive Vice President, General Counsel, Secretary and
                           President, General      Director, PMF and PMFD; Senior Vice President, Prudential
                           Counsel, Secretary      Securities; Director, Prudential Mutual Fund Services, Inc.
                           and Director            (PMFS)
Robert F. Gunia            Executive Vice        Executive Vice President, Chief Financial and Administrative
                           President, Chief        Officer, Treasurer and Director, PMF; Senior Vice
                           Financial and           President, Prudential Securities; Executive Vice President,
                           Administrative          Treasurer, Comptroller and Director; PMFD, Director PMFS
                           Officer, Treasurer
                           and Director
Theresa A. Hamacher        Director              Director, PMF; Vice President, The Prudential Insurance
Prudential Plaza                                   Company of America (Prudential); Vice President, The
Newark, NJ 07102                                   Prudential Investment Corporation (PIC)
Timothy J. O'Brien         Director              President, Chief Executive Officer, Chief Operating Officer,
Raritan Plaza One                                  and Director, PMFD; Chief Executive Officer and Director,
Edison, NJ 08837                                   PMFS; Director, PMF

NAME AND ADDRESS            POSITION WITH PMF                        PRINCIPAL OCCUPATIONS
-------------------------  --------------------  -------------------------------------------------------------
Richard A. Redeker         President, Chief      President, Chief Executive Officer and Director, PMF;
                           Executive Officer       Executive Vice President, Director and Member of the
                           and Director            Operating Committee, Prudential Securities; Director,
                                                   Prudential Securities Group, Inc. (PSG); Executive Vice
                                                   President, PIC; Director, PMFD; Director, PMFS
S. Jane Rose               Senior Vice           Senior Vice President, Senior Counsel and Assistant
                           President, Senior       Secretary, PMF; Senior Vice President and Senior Counsel,
                           Counsel and             Prudential Securities
                           Assistant Secretary

    (b) The Prudential Investment Corporation (PIC)

    See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

    The business and other connections of PIC's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07101.


NAME AND ADDRESS            POSITION WITH PIC                        PRINCIPAL OCCUPATIONS
-------------------------  --------------------  -------------------------------------------------------------
William M. Bethke          Senior Vice           Senior Vice President, Prudential; Senior Vice President, PIC
Two Gateway Center         President
Newark, NJ 07102

John D. Brookmeyer, Jr.    Senior Vice           Senior Vice President, Prudential; Senior Vice President and
51 JFK PKWY                President and           Director, PIC
Short Hills, NJ 07078      Director

Barry M. Gillman           Director              Director, PIC

Theresa A. Hamacher        Vice President        Director, PMF; Vice President, Prudential; Vice President,
                                                   The Prudential Investment Corporation (PIC)

Harry E. Knapp, Jr.        President, Chairman   President, Chairman of the Board, Director and Chief
                           of the Board,           Executive Officer, PIC; Vice President, Prudential
                           Director and Chief
                           Executive Officer

William P. Link            Senior Vice           Executive Vice President, Prudential; Senior Vice President,
Four Gateway Center        President               PIC
Newark, NJ 07102

Richard A. Redeker         Executive Vice        President, Chief Executive Officer and Director, PMF;
One Seaport Plaza          President               Executive Vice President, Director and Member of the
New York, NY 10292                                 Operating Committee, Prudential Securities; Director, PSG;
                                                   Executive Vice President, PIC; Director, PMFD; Director,
                                                   PMFS

Eric A. Simonson           Vice President and    Vice President and Director, PIC; Executive Vice President,
                           Director                Prudential

Claude J. Zinngrabe, Jr.   Executive Vice        Executive Vice President, PIC; Vice President, Prudential
                           President

ITEM 29. PRINCIPAL UNDERWRITERS.

        (a)(i) Prudential Securities


        Prudential Securities is distributor for Prudential Government Securities Trust (Short-Intermediate Term Series), Prudential Jennison Fund, Inc. and The Target Portfolio Trust, and for Class B and Class C shares of Prudential Allocation Fund, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (except Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund, Prudential Utility Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund) and The BlackRock Government Income Trust. Prudential Securities is also a depositor for the following unit investment trusts:


                       The Corporate Income Fund
                       Prudential Equity Trust Shares
                       National Equity Trust
                       Prudential Unit Trusts
                       Government Securities Equity Trust
                       National Municipal Trust

        (ii) Prudential Mutual Fund Distributors, Inc.


        Prudential Mutual Fund Distributors, Inc. is distributor for Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential
California Municipal Fund (California Money Market Series), Prudential Government Securities Trust (Money Market Series and U.S. Treasury Money Market Series), Prudential-Bache MoneyMart Assets Inc. (d/b/a Prudential MoneyMart Assets), Prudential Municipal Series Fund (Connecticut Money Market Series, Massachusetts Money Market Series, New York Money Market Series and New Jersey Money Market Series), Prudential Institutional Liquidity Portfolio, Inc., Prudential-Bache Special Money Market Fund, Inc. (d/b/a Prudential Special Money Market Fund), Prudential-Bache Tax-Free Money Fund, Inc. (d/b/a Prudential Tax-Free Money Fund), and for Class A shares of Prudential Allocation Fund, The BlackRock Government Income Trust, Prudential California Municipal Fund (California Income Series and California Series), Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund, Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund, Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield
Fund, Inc., Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund, Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund (Florida Series, Hawaii Income Series, Maryland Series, Massachusetts Series, Michigan Series, New Jersey Series, North Carolina Series, Ohio Series and Pennsylvania Series), Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential U.S. Government Fund and Prudential Utility Fund, Inc., Global Utility Fund, Inc. and Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund).

        (b)(i) Information concerning the directors and officers of Prudential Securities Incorporated is set forth below.


                                      POSITIONS AND                                                POSITIONS AND
                                      OFFICES WITH                                                 OFFICES WITH
NAME(1)                               UNDERWRITER                                                  REGISTRANT
------------------------------------  -----------------------------------------------------------  --------------
Robert C. Golden ...................  Executive Vice President and Director                        None
One New York Plaza
New York, N.Y. 10292
Alan D. Hogan.......................  Executive Vice President, Chief Administrative Officer and   None
                                        Director
George A. Murray....................  Executive Vice President and Director                        None
Leland B. Paton ....................  Executive Vice President and Director                        None
One New York Plaza
New York, N.Y. 10292
Vincent T. Pica, II ................  Executive Vice President and Director                        None
One New York Plaza
New York, N.Y. 10292
Richard A. Redeker..................  Executive Vice President and Director                        Director and
                                                                                                   President
Martin Pfinsgraff...................  Executive Vice President, Chief Financial Officer and        None
                                      Director
Hardwick Simmons....................  Chief Executive Officer, President and Director              None
Lee B. Spencer, Jr..................  General Counsel, Executive Vice President, Secretary and     None
                                        Director


        (ii) Information concerning the officers and directors of Prudential Mutual Fund Distributors, Inc. is set forth below.


                                      POSITIONS AND                                                POSITIONS AND
                                      OFFICES WITH                                                 OFFICES WITH
NAME(1)                               UNDERWRITER                                                  REGISTRANT
------------------------------------  -----------------------------------------------------------  --------------
Joanne Accurso-Soto.................  Vice President                                               None
Dennis N. Annarumma.................  Vice President, Assistant Treasurer and Assistant            None
                                      Comptroller
Phyllis J. Berman...................  Vice President                                               None
Brendan D. Boyle....................  Chairman and Director                                        None
Stephen P. Fisher...................  Vice President                                               None
Frank W. Giordano...................  Executive Vice President, General Counsel, Secretary and     None
                                        Director
Robert F. Gunia.....................  Executive Vice President, Director, Chief Financial Officer  Vice President
                                      and Treasurer
Timothy J. O'Brien .................  President, Chief Executive Officer, Chief Operating Officer  None
Raritan Plaza One                     and Director
Edison, N.J. 08837
Richard A. Redeker..................  Director                                                     Director and
                                                                                                   President
Andrew J. Varley ...................  Vice President                                               None
Raritan Plaza One
Edison, N.J. 08837

------------------------
(1) The address of each person named is One Seaport Plaza, New York, NY 10292 unless otherwise indicated.


        (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, the Registrant, One Seaport Plaza, New York, New York, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and
31a-1(f) will be kept at 2 Gateway Center, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

ITEM 31. MANAGEMENT SERVICES.

    Other than as set forth under the captions "How the Fund is Managed-Manager" and "Management of the Fund-Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS.

    Registrant makes the following undertaking:

    (a) To furnish each person to whom a prospectus is delivered with a copy of the Fund's latest annual report upon request and without charge.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 20 day of December, 1995.


                         PRUDENTIAL GOVERNMENT INCOME FUND, INC.

                         /s/ Richard A. Redeker
                         -------------------------------------------------
                         (RICHARD A. REDEKER, PRESIDENT)

    Pursuant  to  the  requirements  of   the  Securities  Act  of  1933,   this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


             SIGNATURE                             TITLE                   DATE
------------------------------------  ------------------------------------------------

/s/ Edward D. Beach                   Director                       December 20, 1995
------------------------------------
  EDWARD D. BEACH

/s/ Delayne D. Gold                   Director                       December 20, 1995
------------------------------------
  DELAYNE D. GOLD

/s/ Harry A. Jacobs, Jr.              Director                       December 20, 1995
------------------------------------
  HARRY A. JACOBS, JR.

/s/ Thomas T. Mooney                  Director                       December 20, 1995
------------------------------------
  THOMAS T. MOONEY

/s/ Thomas H. O'Brien                 Director                       December 20, 1995
------------------------------------
  THOMAS H. O'BRIEN

/s/ Thomas A. Owens, Jr.              Director                       December 20, 1995
------------------------------------
  THOMAS A. OWENS, JR.

/s/ Richard A. Redeker                President and Director         December 20, 1995
------------------------------------
  RICHARD A. REDEKER

/s/ Stanley E. Shirk                  Director                       December 20, 1995
------------------------------------
  STANLEY E. SHIRK

/s/ Eugene S. Stark                   Treasurer and Principal        December 20, 1995
------------------------------------  Financial and Accounting
  EUGENE S. STARK                     Officer

                                 EXHIBIT INDEX


      1.   (a)   Articles  of  Incorporation   of  Registrant,  incorporated  by
           reference to Exhibit No. 1(a)  to Registration Statement on Form  N-1
           (File No. 2-82976).
           (b)  Articles  of  Amendment filed  January  3, 1985  with  the State
           Department of Assessments and  Taxation of Maryland, incorporated  by reference  to Exhibit No.  1(b) to Post-Effective  Amendment No. 2 to
           Registration Statement on Form N-1A (File No. 2-82976).
           (c) Amendment to Articles of Incorporation of Registrant filed  March
           7,  1986 with  the State  Department of  Assessments and  Taxation of
           Maryland,  incorporated  by   reference  to  Exhibit   No.  1(c)   to
           Post-Effective Amendment No. 4 to Registration Statement on Form N-1A
           (File No. 2-82976).
           (d)  Amendments to Articles of  Incorporation of the Registrant filed on January 17,  1990, incorporated  by reference to  Exhibit 1(d)  to
           Post-Effective  Amendment No.  10 to  Registration Statement  on Form
           N-1A (File No. 2-82976).
           (e) Amended Articles of  Incorporation, incorporated by reference  to
           Exhibit  1(e) to Post-Effective Amendment  No. 18 to the Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.
           (f) Form  of  Restated  Articles of  Incorporation,  incorporated  by reference  to  Exhibit 1(f)  to  Post-Effective Amendment  No.  18 to
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.
      2.   Amended  and  Restated  By-laws of  the  Registrant,  incorporated by reference  to  Exhibit  2  to  Post-Effective  Amendment  No.  15  to
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.
      3.   Not applicable.
      4.   Instruments defining rights of  holders of securities being  offered, incorporated  by reference  to Exhibit 4  to Post-Effective Amendment
           No. 15  to Registration  Statement on  Form N-1A  (File No.  2-82976)
           filed via EDGAR.
      5.   (a) Management Agreement between the Registrant and Prudential Mutual
           Fund  Management, Inc, incorporated by  reference to Exhibit No. 5(b)
           to Post-Effective Amendment No. 6  to Registration Statement on  Form
           N-1A (File No. 2-82976).
           (b)  Subadvisory Agreement between Prudential Mutual Fund Management,
           Inc. and  The  Prudential  Investment  Corporation,  incorporated  by reference  to Exhibit No.  5(b) to Post-Effective  Amendment No. 6 to
           Registration Statement on Form N-1A (File No. 2-82976).
      6.   (a) Distribution Agreement  with respect  to Class  A shares  between
           Registrant   and   Prudential   Mutual   Fund   Distributors,   Inc.,
           incorporated by reference to Exhibit 6(a) to Post-Effective Amendment
           No. 18 to the Registration Statement on Form N-1A (File No.  2-82976)
           filed via EDGAR.
           (b)  Distribution Agreement  with respect  to Class  B shares between
           Registrant and  Prudential Securities  Incorporated, incorporated  by reference  to Exhibit 6(b) to Post-Effective  Amendment No. 18 to the
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.
           (c)  Distribution Agreement  with respect  to Class  C shares between
           Registrant and  Prudential Securities  Incorporated, incorporated  by reference  to Exhibit 6(c) to Post-Effective  Amendment No. 18 to the
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.
           (d)  Dealer  Agreement between  Prudential-Bache Securities  Inc. and dealer or  dealers to  be determined,  incorporated by  reference  to
           Exhibit  No. 6(b) to  Post-Effective Amendment No.  2 to Registration
           Statement on Form N-1A (File No. 2-82976).
           (e) Form of Distribution Agreement for Class Z shares incorporated by reference to Exhibit 6(e) to  Post-Effective Amendment No. 19 to  the
           Registration  Statement  on Form  N-1A (File  No. 2-82976)  filed via
           EDGAR.
      7.   Not Applicable.
      8.   (a) Revised  Custodian Agreement  between  the Registrant  and  State
           Street  Bank and Trust Company,  incorporated by reference to Exhibit
           No. 8(d) to Post-Effective Amendment No. 11 to Registration Statement
           on Form N-1A (File No. 2-82976).
           (b) Special Custody Agreement among the Registrant, State Street Bank and  Trust  Company,  and  Goldman,  Sachs  &  Co.,  incorporated  by reference  to Exhibit No.  8(b) to Post-Effective  Amendment No. 2 to
           Registration Statement on Form N-1A (File No. 2-82976).
           (c) Customer Agreement  between the Registrant  and Goldman, Sachs  &
           Co.,  incorporated by reference to Exhibit No. 8(c) to Post-Effective
           Amendment No. 2 to the Registration Statement on Form N-1A (File  No.
           2-82976).

           (d) Form of Amendment to Custodian Contract incorporated by reference
           to   Exhibit  8(d)  to   Post-Effective  Amendment  No.   19  to  the
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.
      9.   Transfer  Agency  Agreement  between  the  Registrant  and Prudential
           Mutual Fund Services, Inc., incorporated by reference to Exhibit  No.
           9 to Post-Effective Amendment No. 6 to Registration Statement on Form
           N-1A (File No. 2-82976).
      10.  (a)  Opinion and Consent  incorporated by reference  to Exhibit 10 to
           Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
           (File No. 2-82976).
           (b) Opinion  and Consent  of Counsel,  incorporated by  reference  to
           Exhibit  10(b) to Post-Effective Amendment No. 18 to the Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.
      11.  Consent of Independent Accountants.*
      12.  Not Applicable.
      13.  Purchase Agreement, incorporated  by reference to  Exhibit No. 13  to
           Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
           (File No. 2-82976).
      14.  Not Applicable.
      15.  (a) Distribution and Service Plan for Class A shares, incorporated by reference  to Exhibit 15(a) to Post-Effective Amendment No. 18 to the
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.
           (b) Distribution and Service Plan for Class B shares, incorporated by reference  to Exhibit 15(b) to Post-Effective Amendment No. 18 to the
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.
           (c) Distribution and Service Plan for Class C shares, incorporated by reference  to Exhibit 15(c) to Post-Effective Amendment No. 18 to the
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.
      16.  (a) Schedule of computation of performance (Class A), incorporated by reference  to Exhibit 16(a) of Post-Effective Amendment No. 14 to the
           Registration Statement on Form N-1A (File No. 2-82976).
           (b) Schedule of computation of performance (Class B), incorporated by reference to Exhibit 16(a) of Post-Effective Amendment No. 14 to  the
           Registration Statement on Form N-1A (File No. 2-82976).
           (c) Schedule of computation of performance (Class C), incorporated by reference  to Exhibit 16(c) to Post-Effective Amendment No. 18 to the
           Registration Statement  on Form  N-1A (File  No. 2-82976)  filed  via
           EDGAR.
      17.  (a)  Financial Data  Schedule for  Class A  shares, filed  as Exhibit
           17(a)  to  Post-Effective  Amendment  No.  19  to  the   Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.
           (b)  Financial Data  Schedule for  Class B  shares, filed  as Exhibit
           17(b)  to  Post-Effective  Amendment  No.  19  to  the   Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.
           (c)  Financial Data  Schedule for  Class C  shares, filed  as Exhibit
           17(c)  to  Post-Effective  Amendment  No.  19  to  the   Registration
           Statement on Form N-1A (File No. 2-82976) filed via EDGAR.


------------------------
*Filed herewith.